Fees Summary	Aug. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 386,000
Previously Paid Amount	0.00
Total Fee Amount	59.10
Total Offset Amount	0.00
Net Fee	59.10
Narrative - Max Aggregate Offering Price	$ 386,000
Final Prospectus	true